UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  11/30

Date of reporting period:  7/1/11-6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05689
Reporting Period: 07/01/2011 - 06/30/2012
DWS Multi-Market Income Trust

=======================      DWS Multi-Market Income Trust =====================

BUFFETS RESTAURANTS HOLDINGS, INC.

Ticker:       BUFR           Security ID:  11988P107
Meeting Date: DEC 15, 2011   Meeting Type: Annual
Record Date:  OCT 17, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William R. Floyd, Jr.    For       For          Management
1.2   Elect Director R. Michael Andrews, Jr.  For       For          Management
1.3   Elect Director Steven K. Lumpkin        For       For          Management
1.4   Elect Director Michael Markowitz        For       For          Management
1.5   Elect Director David C. Merritt         For       For          Management
1.6   Elect Director William M. Van Epps      For       For          Management
2     Ratify Auditors                         For       For          Management

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CONGOLEUM CORPORATION

Ticker:       CGMCQ          Security ID:  207195306
Meeting Date: AUG 01, 2011   Meeting Type: Annual
Record Date:  JUN 24, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Reggie Chesson           For       For          Management
1.2   Elect Director D. Clark Ogle            For       For          Management
1.3   Elect Director John P. Whittington      For       For          Management
2.1   Elect Director Eugene Davis             For       For          Management

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POSTMEDIA NETWORK CANADA CORP.

Ticker:       PNC.A          Security ID:  73752W205
Meeting Date: JAN 11, 2012   Meeting Type: Annual
Record Date:  DEC 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration

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QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 14, 2012   Meeting Type: Annual
Record Date:  MAR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William J. Abraham, Jr.  For       For          Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director Christopher B. Harned    For       For          Management
1.4   Elect Director Betty Ewens Quadracci    For       For          Management
1.5   Elect Director J. Joel Quadracci        For       For          Management
1.6   Elect Director Thomas O. Ryder          For       For          Management
1.7   Elect Director John S. Shiely           For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management

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TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: NOV 03, 2011   Meeting Type: Annual
Record Date:  SEP 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert F. Griffin        For       For          Management
1.2   Elect Director Eugene I. Davis          For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Multi-Market Income Trust

By (Signature and Title)   /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/17/12